Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 36,048
Year 2	3,660
Total	$ 39,708